Commitments and Contingent Liabilities - Schedule of Off-Balance Sheet Contractual Obligations (Details) $ in Thousands	Sep. 30, 2026 CAD ($)
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	$ 830,173
Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	17,048
Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	694,033
Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	119,092
Remaining 2026 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	703,319
Remaining 2026 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	301
Remaining 2026 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	687,629
Remaining 2026 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	15,389
2027 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	25,445
2027 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	1,203
2027 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	6,404
2027 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	17,838
2028 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	20,054
2028 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	1,203
2028 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations
2028 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	18,851
2029 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	16,347
2029 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	1,203
2029 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations
2029 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	15,144
2030 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	14,652
2030 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	1,203
2030 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations
2030 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	13,449
Thereafter [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	50,356
Thereafter [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	11,935
Thereafter [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations
Thereafter [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	$ 38,421